Interim consolidated statement of cash flows - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Cash flow from operating activities
Cash generated from/(used in) operations		£ 2,100	£ (13,833)	£ 74,510	£ (18,439)
Interest paid		(2,498)	(1,585)	(10,184)	(10,506)
Interest received			406	1	1,050
Tax paid		(641)	(208)	(3,056)	(1,697)
Net cash (outflow)/inflow from operating activities		(1,039)	(15,220)	61,271	(29,592)
Cash flow from investing activities
Payments for property, plant and equipment		(1,339)	(9,879)	(3,158)	(13,030)
Payments for intangible assets	[1]	(37,968)	(11,598)	(108,775)	(187,311)
Proceeds from sale of intangible assets	[1]	2,991	4,530	22,182	22,009
Payments for derivative financial assets		(939)		(939)
Net cash outflow from investing activities		(37,255)	(16,947)	(90,690)	(178,332)
Cash flow from financing activities
Proceeds from borrowings		60,000		60,000
Principal elements of lease payments		(412)	(382)	(820)	(761)
Net cash outflow from financing activities		59,588	(382)	59,180	(761)
Net increase/(decrease) in cash and cash equivalents		21,294	(32,549)	29,761	(208,685)
Cash and cash equivalents at beginning of period		58,940	140,307	51,539	307,637
Effect of change rate changes on cash and cash equivalents		386	(6,902)	(680)	1,904
Cash and cash equivalents at end of period		£ 80,620	£ 100,856	£ 80,620	£ 100,856

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year and consideration may also include non-cash items. Details of registrations additions and disposals are provided in note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in note 19.